Vanguard® Energy Index Fund
Schedule of Investments (unaudited)
As of May 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.4%)
Coal & Consumable Fuels (0.6%)
*	CONSOL Energy Inc.	181,065	18,771
	Peabody Energy Corp.	746,877	18,507
*	Uranium Energy Corp.	2,460,068	17,565
*	Centrus Energy Corp. Class A	125,161	6,212
			61,055
Integrated Oil & Gas (38.4%)
	Exxon Mobil Corp.	20,350,773	2,386,332
	Chevron Corp.	9,058,442	1,470,185
	Occidental Petroleum Corp.	3,496,584	218,536
			4,075,053
Oil & Gas Drilling (1.4%)
	Noble Corp. plc	649,494	30,175
*	Valaris Ltd.	373,055	28,874
*	Transocean Ltd. (XNYS)	4,265,747	26,448
	Patterson-UTI Energy Inc.	2,141,395	23,598
	Helmerich & Payne Inc.	582,144	22,156
*	Diamond Offshore Drilling Inc.	707,025	10,733
*	Nabors Industries Ltd. (XNYS)	80,549	6,022
			148,006
Oil & Gas Equipment & Services (10.2%)
	Schlumberger NV	7,449,292	341,848
	Baker Hughes Co.	5,281,184	176,814
	Halliburton Co.	4,695,694	172,332
	TechnipFMC plc	2,371,634	62,113
*	Weatherford International plc	397,355	47,818
	NOV Inc.	2,186,798	41,156
	ChampionX Corp.	1,066,972	34,805
*	Tidewater Inc.	282,933	29,235
	Liberty Energy Inc.	930,700	22,979
	Cactus Inc. Class A	392,449	20,152
	Archrock Inc.	898,387	18,183
*	Oceaneering International Inc.	633,701	15,006
*	Expro Group Holdings NV	602,473	13,224
*	Helix Energy Solutions Group Inc.	979,038	11,269
*	US Silica Holdings Inc.	578,100	8,955
	Select Water Solutions Inc.	724,450	7,918
	Atlas Energy Solutions Inc.	308,322	7,468
	Core Laboratories Inc.	385,200	7,219
*	ProPetro Holding Corp.	744,623	7,133
	Kodiak Gas Services Inc.	233,130	6,423
*	Newpark Resources Inc.	754,505	6,398
*	Dril-Quip Inc.	309,231	5,980
*	Bristow Group Inc.	166,131	5,966
	RPC Inc.	815,751	5,572
*	TETRA Technologies Inc.	1,302,879	4,834
*	DMC Global Inc.	302,889	3,934
			1,084,734
Oil & Gas Exploration & Production (26.8%)
	ConocoPhillips	6,142,067	715,428
	EOG Resources Inc.	3,034,273	377,919
	Hess Corp.	1,453,574	223,996
	Diamondback Energy Inc.	893,864	178,111
	Devon Energy Corp.	3,352,932	164,562
	Coterra Energy Inc.	3,999,404	114,063
	Marathon Oil Corp.	3,100,472	89,790
	EQT Corp.	1,940,323	79,728
	Ovintiv Inc. (XNYS)	1,451,440	74,996
	Texas Pacific Land Corp.	105,924	65,070

Vanguard® Energy Index Fund
		Shares	Market Value ($000)
	Chord Energy Corp.	337,979	62,665
	APA Corp.	2,011,531	61,412
*	Antero Resources Corp.	1,576,045	56,154
[1]	Chesapeake Energy Corp.	607,057	55,200
	Range Resources Corp.	1,329,052	49,055
*	Southwestern Energy Co.	6,081,411	45,793
	Permian resources Corp.	2,607,534	42,737
	Matador Resources Co.	658,635	41,790
	Murphy Oil Corp.	815,150	34,880
	SM Energy Co.	655,189	33,041
	Civitas Resources Inc.	377,403	27,762
	Magnolia Oil & Gas Corp. Class A	1,004,866	26,076
*	CNX Resources Corp.	903,836	23,771
	Northern Oil & Gas Inc.	536,851	21,973
	Viper Energy Inc.	489,228	18,816
*	Kosmos Energy Ltd.	2,880,949	17,574
	California Resources Corp.	341,528	16,171
*	Gulfport Energy Corp.	83,155	13,455
	Sitio Royalties Corp. Class A	541,300	12,683
*	Talos Energy Inc.	987,017	11,854
	Comstock Resources Inc.	773,971	9,063
	Crescent Energy Co. Class A	710,206	8,949
*	Vital Energy Inc.	176,573	8,626
[1]	Kimbell Royalty Partners LP	486,015	8,155
*	SilverBow Resources Inc.	162,866	6,384
	VAALCO Energy Inc.	962,618	6,142
	Vitesse Energy Inc.	237,854	6,070
	Berry Corp.	749,355	5,223
	SandRidge Energy Inc.	367,686	5,133
[1]	HighPeak Energy Inc.	309,685	4,887
	Granite Ridge Resources Inc.	677,451	4,437
	Riley Exploration Permian Inc.	148,902	4,348
*,1	Tellurian Inc.	8,367,099	4,302
	W&T Offshore Inc.	1,684,112	3,756
			2,842,000
Oil & Gas Refining & Marketing (10.3%)
	Marathon Petroleum Corp.	1,964,045	346,870
	Phillips 66	2,275,742	323,406
	Valero Energy Corp.	1,761,049	276,731
	HF Sinclair Corp.	895,549	49,461
	PBF Energy Inc. Class A	612,439	28,374
	World Kinect Corp.	417,558	10,999
	Delek US Holdings Inc.	427,487	10,884
*	Par Pacific Holdings Inc.	387,553	10,518
*	Green Plains Inc.	456,110	7,832
	CVR Energy Inc.	272,087	7,580
*	REX American Resources Corp.	129,347	6,466
*	Clean Energy Fuels Corp.	1,945,765	6,090
*,1	Gevo Inc.	5,003,161	3,421
*,1	Vertex Energy Inc.	1,847,071	2,087
			1,090,719
Oil & Gas Storage & Transportation (11.7%)
	Williams Cos. Inc.	6,394,594	265,440
	ONEOK Inc.	2,912,140	235,883
	Kinder Morgan Inc.	10,513,463	204,907
	Cheniere Energy Inc.	1,232,414	194,463
	Targa Resources Corp.	1,121,012	132,537
	DTE Midstream LLC	543,861	36,482
	Equitrans Midstream Corp.	2,444,495	34,907
	Antero Midstream Corp.	2,049,153	30,020
*	Plains GP Holdings LP Class A	1,167,126	21,020
*	EnLink Midstream LLC	1,376,131	17,463
	Hess Midstream LP Class A	489,775	17,020
	International Seaways Inc.	244,499	15,751
	Dorian LPG Ltd.	238,823	12,087
	Kinetik Holdings Inc.	266,068	10,906
	New Fortress Energy Inc.	417,167	10,575
*	NextDecade Corp.	737,242	5,279

Vanguard® Energy Index Fund
		Shares	Market Value ($000)
	Excelerate Energy Inc. Class A	240,038	4,275
			1,249,015
Total Common Stocks (Cost $8,791,887)			10,550,582
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2,3]	Vanguard Market Liquidity Fund, 5.397% (Cost $28,539)	285,448	28,542
Total Investments (99.7%) (Cost $8,820,426)			10,579,124
Other Assets and Liabilities—Net (0.3%)			33,190
Net Assets (100.0%)			10,612,314
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $22,912,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $25,318,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Chevron Corp.	1/31/25	CITNA	30,837	(5.320)	—	(5)
EQT Corp.	8/30/24	BANA	12,327	(5.325)	—	(28)
ONEOK Inc.	1/31/25	CITNA	12,150	(5.325)	—	(28)
					—	(61)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
At May 31, 2024, the counterparties had deposited in segregated accounts securities with a value of $286,000 in connection with open over-the-counter swap contracts.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Vanguard® Energy Index Fund
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	10,550,582	—	—	10,550,582
Temporary Cash Investments	28,542	—	—	28,542
Total	10,579,124	—	—	10,579,124
Derivative Financial Instruments
Liabilities
Swap Contracts	—	61	—	61
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